Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal					$ 0	$ 0
State					0	0
Foreign					0	0
Total Current					0	0
Deferred
Federal					0	0
State					0	0
Foreign					0	0
Total Deferred					0	0
Total income tax provision (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0